Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	¥ 109,407	¥ 114,191	¥ 125,303
Other comprehensive income-net of taxes
Net unrealized gains (losses) on securities (Notes 3 and 14)	(17,597)	49,205	174,184
Net unrealized gains (losses) on derivative financial instruments (Notes 12 and 14)	45	(116)	(111)
Pension adjustments (Notes 11 and 14)	7,252	(13,969)	(7,688)
Foreign currency translation adjustments (Note 14)	(13,479)	(39,342)	60,758
Total other comprehensive income	(23,779)	(4,222)	227,143
Comprehensive income	85,628	109,969	352,446
Comprehensive income attributable to noncontrolling interests	(4,066)	(786)	(17,757)
Comprehensive income attributable to shareholders of Kyocera Corporation	¥ 81,562	¥ 109,183	¥ 334,689